Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	196,784	(16,149)	180,635
— Transferred from advances for vessels acquisitions / under construction	38,744	-	38,744
— Advances paid	147,632	-	147,632
— Capitalized expenses	2,844	-	2,844
— Depreciation	-	(5,305)	(5,305)
Balance, June 30, 2019	386,004	(21,454)	364,550

The Company's vessels have been mortgaged as security under its loan facilities (see Note
7
).

On
January 30,
March 13,
April 5
and
May 9, 2019,
the Company took delivery of M/T Eco California, M/T Eco Marina Del Ray, M/T Eco Bel Air and M/T Eco Beverly Hills respectively from Hyundai (the first
two
vessels from Hyundai Mipo Vinashin and the
second
two
vessels from Hyundai Mipo Dockyard).